Acquisitions	12 Months Ended
Mar. 31, 2020
Business Combinations [Abstract]
Acquisitions

NOTE 5 – ACQUISITIONS

Acquisition of United Games, LLC and United League, LLC

On July 20, 2018, we entered into a Purchase Agreement with United Games Marketing LLC, a Utah limited liability company, to purchase its wholly owned subsidiaries United Games, LLC and United League, LLC for 50,000,000 shares of our common stock. United Games, LLC and United League, LLC provide distributor marketing back-office and commission tools and online sports gaming experience for users of their applications distributed through their networks of affiliates therefore we expect significant synergies to exist as a result of combining operations.

The transaction was accounted for as a business combination using the acquisition method of accounting in accordance with the FASB (ASC Topic 805). The following table summarizes the purchase accounting for the fair value of the assets acquired and liabilities assumed at the date of the acquisition and the gain on bargain purchase which resulted from the fair value of the intangible assets acquired exceeding the fair value of our common stock given as consideration:

Cash	$3,740
Receivables	361,345
Intangible assets (see Note 2)	1,816,000
Total assets acquired	2,181,085

Accounts payable and accrued liabilities	409,803
Total liabilities assumed	409,803

Net assets acquired	1,771,282

Consideration [1]	800,000

Gain on bargain purchase	$971,282

[1]	The 50,000,000 shares of our common stock transferred as consideration in accordance with the Purchase Agreement was valued on July 20, 2018, the date of acquisition, based on the weighted equity fair value of $0.016 per share as determined by a third-party valuation firm.

United Games, LLC and United League, LLC recorded combined revenue of $1,331,542 and a combined net income of $26,059 since the July 20, 2018 acquisition date, which were included in our consolidated statement of operations for the year ended March 31, 2019.

The table below represents the pro forma revenue and net income (loss) for the years ended March 31, 2020 and 2019, assuming the acquisition had occurred on April 1, 2017, pursuant to ASC Subtopic 805-10-50. This pro forma information does not purport to represent what the actual results of our operations would have been had the acquisition occurred on this date nor does it purport to predict the results of operations for future periods:

	Year Ended March 31,
	2020	2019
Revenues	$24,225,208	$27,961,351
Net (loss)	$(19,429,574)	$(5,288,735)
Loss per common share	$(0.01)	$(0.00)